Notes to the Consolidated Statements of Financial Position (Details) - Schedule of Cash, Cash Equivalents and Financial Assets - EUR (€)	Dec. 31, 2023	Dec. 31, 2022 [1]
Schedule of Cash, Cash Equivalents and Financial Assets [Abstract]
Current and non current financial assets (securities and accrued interest)	€ 80,935,197	€ 7,376,866
Cash and cash equivalents	8,051,366	4,356,512
Total assets exposed to the risk	€ 88,986,563	€ 11,733,378

[1]	The 2022 figures do not include InflaRx N.V. given the 2022 functional currency was in USD.